Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 67,071	$ 157,174	$ 870
Prepaid expenses and other current assets	413,967	519,620	335,498
Total current assets	481,038	676,794	336,368
PROPERTY AND EQUIPMENT - Net			18,389
OTHER ASSETS	646,143	533,143
TOTAL ASSETS	1,127,181	1,209,937	354,757
CURRENT LIABILITIES:
Accounts payable	2,617,006	2,596,848	2,052,765
Accrued liabilities	228,862	150,049	77,208
Related Party liabilities	245,728	222,083	222,230
Note Payable	1,560,715	740,000	150,000
Current portion of warrant liability		232,988	281,143
Current portion of derivative liability	250,011	26,893	45,180
Current portion of convertible promissory notes, net of debt discount	674,161	768,892	714,261
Total current liabilities	5,576,483	4,737,753	3,542,787
STOCK WARRANT LIABILITY			2,788
DERIVATIVE LIABILITY Net of current portion			95,526
CONVERTIBLE PROMISSORY NOTES - Net of current portion			63,600
Total liabilities	5,576,483	4,737,753	3,704,701
STOCKHOLDERS DEFICIT:
Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 250,000 shares designated as Series A, par value $0.001, -0- and 250,000 shares issued and outstanding as of June 30, 2013 , December 31, 2012 and 2011, respectively		250
Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 2,500,000 shares designated as Series B, par value $0.001, -0- shares issued and outstanding as of June 30, 2013, December 31, 2012 and 2011
Convertible preferred stock, $0.001 par value - authorized, 10,000,000 shares, 750,000 shares designated as Series C, par value $0.001, 375,000 and -0- shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	375
Common stock, $0.001 par value - authorized 1,000,000,000 shares for June 30, 2013 and December 31, 2012; $0.001 par value - authorized, 250,000,000 shares for December 31, 2011, 441,627,659, 342,516,931 and 80,936,592 shares issued and outstanding as of June 30, 2013, December 31, 2012 and 2011, respectively	441,628	342,517	80,937
Additional paid-in capital	10,728,916	7,991,465	3,295,549
Deficit accumulated during the development stage	(15,620,221)	(11,862,048)	(6,726,430)
Total stockholders deficit	(4,449,302)	(3,527,816)	(3,349,944)
TOTAL LIABILITIES AND STOCKHOLDERS DEFICIT	$ 1,127,181	$ 1,209,937	$ 354,757